Current and long-term debt - Convertible senior notes due 2025 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repurchase / repayment of convertible notes	$ 0	$ 0	$ (83,968)
Gain on repurchase of convertible notes	0	0	481
Borrowings	861,967	1,588,290
Interest expense on borrowings	91,696	158,286	137,123
Non-cash accretion	0	0	$ 12,718
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 877,993	$ 1,617,439
Convertible Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			3.00%	3.00%
Aggregate principal amount notes issued				$ 200,000
Repurchase of notes, face amount			$ 12,300
Repurchase / repayment of convertible notes			$ 14,300
Shares converted (in shares)			5,757,698
Interest expense on borrowings			$ 5,200
Non-cash accretion			11,300
Accreted principal amount			$ 9,800